Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026
C000099569 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Average Annual Return, Percent	16.31%	10.84%	11.45%
C000099567 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with CDSC charge)
Average Annual Return, Percent	14.15%	9.73%	10.34%
C000099566 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Average Annual Return, Percent	9.68%	9.32%	10.55%
Without Sales Load [Member] | C000099567 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (without CDSC charge)
Average Annual Return, Percent	15.15%	9.73%	10.34%
Without Sales Load [Member] | C000099566 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (without sales charge)
Average Annual Return, Percent	16.05%	10.56%	11.18%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	31.05%	13.14%	15.26%
Russell 3000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000® Value Index
Average Annual Return, Percent	29.96%	10.09%	11.17%